NOTE 6. - DERIVATIVE LIABILITY	9 Months Ended
Apr. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 6. – DERIVATIVE LIABILITY

The Company has determined that the variable conversion price under its $53,000 Convertible Promissory Note causes the embedded conversion feature to be a financial derivative. The Company may not have enough authorized common shares to settle its obligation if the note holder elects to convert the note to common shares when the trading price is lower than certain threshold.

The fair value of the conversion feature is recognized as a financial derivative at issuance and is measured at fair value at each reporting period. The fair values of the financial derivative were calculated using a modified binomial valuation model with the following assumptions at April 19, 2013 and April 30, 2013:

	April 19,	April 30,
	2013	2013

Market value of common stock on measurement date (1)	$0.14	$0.14
Adjusted conversion price (2)	$0.066	$0.063
Risk free interest rate (3)	0.13%	0.11%
Life of the note in years	0.77 years	0.77 years
Expected volatility (4)	423%	387%
Expected dividend yield (5)	-	-

(1)	The market value of common stock is based on closing market price as of April 19, 2013 and April 30, 2013.
(2)	The adjusted conversion price is calculated based on conversion terms described in the note agreement.
(3)	The risk-free interest rate was determined by management using the 1 year Treasury Bill as of the respective Offering or measurement date.
(4)	The volatility factor was estimated by management using the historical volatilities of the Company’s stock.
(5)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The following table provides a summary of the changes in fair value of the derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs:

Financial Derivatives
Fair value at April 19, 2013	$ 7,102
Change in fair value of derivative liability	(212)
Fair value at April 30, 2013	$ 6,890